Commitments and contingencies (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Commitments and contingencies (Details) [Line Items]
Rental expenses	$ 1,429		$ 1,539	$ 1,687
Future minimum purchase commitment ,2023	1,670
Future minimum purchase commitment ,2024	213
Future minimum purchase commitment ,2025	39
Maximum [Member]
Commitments and contingencies (Details) [Line Items]
Claimed damage	$ 1,600	¥ 10.5